Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment
Balance as at beginning of period	$ 586,100
Ιmprovements	19,896	$ 277
Depreciation for the period	(29,105)
Impairment of vessels	0	(28,805)	$ (3,282)
Disposals		(10,927)
Balance as at end of period	576,891	586,100
Vessel Cost
Property Plant And Equipment
Balance as at beginning of period	728,923	818,180
Ιmprovements	19,896	277
Impairment of vessels		(78,607)
Disposals		(10,927)
Balance as at end of period	748,819	728,923	818,180
Accumulated depreciation
Property Plant And Equipment
Balance as at beginning of period	(142,823)	(160,512)
Depreciation for the period	(29,105)	(32,113)
Impairment of vessels		49,802
Balance as at end of period	(171,928)	(142,823)	(160,512)
Net book value
Property Plant And Equipment
Balance as at beginning of period	586,100	657,668
Ιmprovements	19,896	277
Depreciation for the period	(29,105)	(32,113)
Impairment of vessels		(28,805)
Disposals		(10,927)
Balance as at end of period	$ 576,891	$ 586,100	$ 657,668